Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property, equipment and software, net
Total	¥ 114,962	¥ 122,269
Less: Accumulated depreciation and amortization	(19,267)	(15,061)
Property, equipment and software, net	95,695	107,208		$ 15,017
Depreciation and amortization expenses	8,830	3,516	¥ 3,906
Building
Property, equipment and software, net
Total	92,747	92,747
Computer and electronic equipment
Property, equipment and software, net
Total	12,166	14,442
Software
Property, equipment and software, net
Total	7,990	11,782
Office furniture and equipment
Property, equipment and software, net
Total	601	1,161
Leasehold Improvements [Member]
Property, equipment and software, net
Total	¥ 1,458	1,473
Vehicle
Property, equipment and software, net
Total		¥ 664